PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation	¥ 2,773,122	$ 429,419	¥ 1,582,461	¥ 1,096,772
Impairment of property and equipment	768,312	118,973	0	0
Loss from property and equipment disposal	¥ (19,590)	$ (3,034)	¥ 89,156	¥ 0